Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense
Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2019
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	107,329	88,411	195,740

Income taxes:
Current	39,483	23,186	62,669
Deferred	(4,199)	(2,247)	(6,446)

	35,284	20,939	56,223

	Year ended December 31, 2018
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	241,474	121,418	362,892

Income taxes:
Current	75,556	32,443	107,999
Deferred	(6,552)	(5,297)	(11,849)

	69,004	27,146	96,150

	Year ended December 31, 2017
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	276,149	77,735	353,884

Income taxes:
Current	80,225	35,402	115,627
Deferred	(7,453)	(10,150)	(17,603)

	72,772	25,252	98,024

Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate
A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2019	2018	2017
Japanese statutory income tax rate	31.0%	31.0%	31.0%

Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes *	1.7	0.7	3.7
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(4.5)	(3.0)	(2.1)
Tax credit for research and development expenses	(2.3)	(3.4)	(4.8)
Change in valuation allowance	0.0	0.4	1.7
Effect of enacted changes in U.S. tax laws	—	—	(3.6)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	2.3	0.9	1.1
Other	0.5	(0.1)	0.7

Effective income tax rate	28.7%	26.5%	27.7%

*	Expenses not deductible for tax purposes for the year ended December 31, 2017 primarily consist of impairment losses on goodwill.

Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets
Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2019	2018
	(Millions of yen)
Other assets	153,948	160,541
Other noncurrent liabilities	(59,888)	(70,336)

	94,060	90,205

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018 are presented below:

	December 31
	2019	2018
	(Millions of yen)
Deferred tax assets:
Inventories	10,225	10,739
Accrued business tax	1,282	2,361
Accrued pension and severance cost	107,463	105,933
Research and development – costs capitalized for tax purposes	4,751	4,690
Property, plant and equipment	32,040	33,738
Operating lease liabilities	25,646	—
Accrued expenses	25,845	28,015
Net operating losses carried forward	21,294	28,549
Other	41,759	38,683
	270,305	252,708
Less valuation allowance	(27,678)	(30,734)
Total deferred tax assets	242,627	221,974
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(8,769)	(7,615)
Tax deductible reserve	(4,050)	(4,050)
Financing lease revenue	(19,029)	(26,441)
Operating lease right-of-use assets	(25,249)	—
Intangible assets	(59,350)	(66,189)
Other	(32,120)	(27,474)
Total deferred tax liabilities	(148,567)	(131,769)
Net deferred tax assets	94,060	90,205

Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income	Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	1,980
After one year through five years	28,550
After five years through ten years	31,871
After ten years through twenty years	17,137
Indefinite period	51,369

130,907

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2019	2018	2017
	(Millions of yen)
Balance at beginning of year	8,649	10,282	7,318
Additions for tax positions of the current year	—	45	2,956
Additions for tax positions of prior years	204	178	250
Reductions for tax positions of prior years	(44)	(17)	(915)
Settlements with tax authorities	(402)	(1,286)	—
Other	(287)	(553)	673

Balance at end of year *	8,120	8,649	10,282

*
The unrecognized tax benefits were offset by deferred tax assets in the amount of
¥933 million, ¥2,043 million and ¥124 million as of December 31, 2019, 2018 and 2017
,
respectively, and reported under “other noncurrent liabilities” on the consolidated balance sheets.